Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

(18) CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On June 30, 2011, the Company completed a rollup of certain legal subsidiaries into Zayo Group, LLC. The rollup included the merger of the following legal subsidiaries into Zayo Group, LLC: (i) Zayo Bandwidth, LLC; (ii) Zayo Fiber Solutions, LLC; (iii) Zayo Bandwidth Tennessee, LLC; and (iv) Adesta Communications, Inc. In connection with the rollup, the assets, liabilities and operating results of these legacy subsidiaries were consolidated with and into the Zayo Group, LLC entity. Prior to the rollup, Zayo Group, LLC did not have significant independent assets or operations. Subsequent to the rollup, Zayo Colocation, Inc. (and its subsidiaries), American Fiber Systems Holding Corp (and its subsidiary American Fiber Systems, Inc.), and Zayo Capital, Inc. remain the only wholly owned legal subsidiaries of the Company.

In March 2010, the Company co-issued, with its 100 percent owned finance subsidiary — Zayo Capital, Inc. (at an issue price of 98.779%) $250,000 of Senior Secured Notes. The Notes bear interest at 10.25% annually and are due on March 15, 2017.

In September 2010, the Company completed an offering of an additional $100,000 in Notes (at an issue price of 103%). These Notes are part of the same series as the $250,000 Senior Secured Notes and also accrue interest at a rate of 10.25% and mature on March 15, 2017.

Both Note issuances are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by all of the Company's current and future domestic restricted subsidiaries. Zayo Capital, Inc., the co-issuer of both Note issuances, does not have independent assets or operations.

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X Rule 3-10 "Financial statements of guarantors and affiliates whose securities collateralize an issue registered or being registered."

The operating activities of the separate legal entities included in the Company's condensed consolidated financial statements are interdependent. The accompanying condensed consolidating financial information presents the results of operations, financial position and cash flows of each legal entity. Zayo Group, LLC and Zayo Colocation, Inc. provide services to each other during the normal course of business. These transactions are eliminated in the consolidated results of operations of the Company.

Condensed Consolidating Balance Sheets

March 31, 2012

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
Assets	(Issuer)	(Guarantor)
Current assets:
Cash and cash equivalents	$15,147	$2,086	$—	$17,233
Trade receivables, net	29,803	2,210	—	32,013
Due from related-parties	296	4	(106)	194
Prepaid expenses	6,978	1,146	—	8,124
Deferred income taxes	4,350	—	—	4,350
Other assets, current	3,103	1	—	3,104

Total current assets	59,677	5,447	(106)	65,018
Property and equipment, net	706,330	35,702	—	742,032
Intangible assets, net	114,821	21,821	—	136,642
Goodwill	121,723	7,447	—	129,170
Debt issuance costs, net	18,093	—	—	18,093
Investment in US Carrier	15,075	—	—	15,075
Deferred tax asset, non-current	94,229	—	—	94,229
Other assets, non-current	7,440	795	—	8,235
Investment in subsidiary	63,220	—	(63,220)	—

Total assets	$1,200,608	$71,212	$(63,326)	$1,208,494

Liabilities and member's equity:
Current liabilities
Accounts payable	$15,308	$977	$—	$16,285
Accrued liabilities	30,202	1,715	—	31,917
Accrued interest	1,411	—	—	1,411
Capital lease obligations, current	1,146	72	—	1,218
Due to related-parties	15,545	102	(106)	15,541
Deferred revenue, current	22,286	560	—	22,846
Current portion of long-term debt	7,546	—	—	7,546

Total current liabilities	93,444	3,426	(106)	96,764
Capital lease obligations, non-current	10,773	—	—	10,773
Long-term debt, non-current	682,418	—	—	682,418
Deferred revenue, non-current	131,031	1,113	—	132,144
Stock-based compensation liability	53,647	1,383	—	55,030
Deferred tax liability	—	—	—	—
Other long term liabilities	5,664	2,070	—	7,734

Total liabilities	976,977	7,992	(106)	984,863
Member's equity:
Member's interest	258,496	46,097	(63,220)	241,373
(Accumulated deficit)/retained earnings	(34,865)	17,123	—	(17,742)

Total member's equity	223,631	63,220	(63,220)	223,631

Total liabilities and member's equity	$1,200,608	$71,212	$(63,326)	$1,208,494

Condensed Consolidating Balance Sheets

June 30, 2011

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
Assets	(Issuer) (Restated)	(Guarantor) (Restated)	(Restated)	(Restated)
Current assets:
Cash and cash equivalents	$24,213	$1,181	$—	$25,394
Trade receivables, net	11,856	2,127	—	13,983
Due from related-parties	2,182	—	(1,995)	187
Prepaid expenses	5,517	871	—	6,388
Deferred income taxes	3,343	—	—	3,343
Other assets, current	640	5	—	645

Total current assets	47,751	4,184	(1,995)	49,940
Property and equipment, net	486,847	31,666	—	518,513
Intangible assets, net	89,117	15,555	—	104,672
Goodwill	84,144	836	—	84,980
Debt issuance costs, net	11,446	—	—	11,446
Investment in US Carrier	15,075	—	—	15,075
Other assets, non-current	5,060	735	—	5,795
Investment in subsidiary	46,407	—	(46,407)	—

Total assets	$785,847	$52,976	$(48,402)	$790,421

Liabilities and member's equity:
Current liabilities
Accounts payable	$12,287	$701	$—	$12,988
Accrued liabilities	19,122	3,331	—	22,453
Accrued interest	10,627	—	—	10,627
Capital lease obligations, current	950	—	—	950
Due to related-parties	6,364	221	(1,995)	4,590
Deferred revenue, current	15,341	323	—	15,664

Total current liabilities	64,691	4,576	(1,995)	67,272
Capital lease obligations, non-current	10,224	—	—	10,224
Long-term debt	354,414	—	—	354,414
Deferred revenue, non-current	62,704	1,189	—	63,893
Stock-based compensation liability	44,263	804	—	45,067
Deferred tax liability	18,563	—	—	18,563
Other long term liabilities	2,724	—	—	2,724

Total liabilities	557,583	6,569	(1,995)	562,157
Member's equity:
Member's interest	255,573	36,267	(46,407)	245,433
(Accumulated deficit)/retained earnings	(27,309)	10,140	—	(17,169)

Total member's equity	228,264	46,407	(46,407)	228,264

Total liabilities and member's equity	$785,847	$52,976	$(48,402)	$790,421

Condensed Consolidating Statements of Operations

Three months ended March 31, 2012

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
	(Issuer)	(Guarantor)
Revenue	$94,376	$11,770	$(1,104)	$105,042
Operating costs and expenses
Operating costs, excluding depreciation and amortization	17,427	4,964	(3)	22,388
Selling, general and administrative expenses	28,471	1,949	—	30,420
Stock-based compensation	5,436	188	—	5,624
Depreciation and amortization	22,144	1,654	—	23,798

Total operating costs and expenses	73,478	8,755	(3)	82,230

Operating income	20,898	3,015	(1,101)	22,812

Other expense
Interest expense	(14,396)	(54)	—	(14,450)
Other income, net	152	—	—	152
Equity in net earnings of subsidiaries	1,860		(1,860)	—

Total other expense, net	(12,384)	(54)	(1,860)	(14,298)

Earnings/(loss) from continuing operations before income taxes	8,514	2,961	(2,961)	8,514
Provision for income taxes	11,166	—	—	11,166

(Loss)/earnings from continuing operations	(2,652)	2,961	(2,961)	(2,652)

Earnings from discontinued operations, net of income taxes	—	—	—	—

Net earnings/(loss)	$(2,652)	$2,961	$(2,961)	$(2,652)

Condensed Consolidating Statements of Operations

Nine months ended March 31, 2012

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
	(Issuer)	(Guarantor)
Revenue	$243,963	$31,593	$(3,097)	$272,459

Operating costs and expenses
Operating costs, excluding depreciation and amortization	45,907	13,911	(5)	59,813
Selling, general and administrative expenses	73,713	5,362	—	79,075
Stock-based compensation	18,934	767	—	19,701
Depreciation and amortization	56,271	4,409	—	60,680

Total operating costs and expenses	194,825	24,449	(5)	219,269

Operating income	49,138	7,144	(3,092)	53,190

Other expense
Interest expense	(34,961)	(161)	—	(35,122)
Other income, net	124	—	—	124
Equity in net earnings of subsidiaries	3,891		(3,891)	—

Total other expense, net	(30,946)	(161)	(3,891)	(34,998)

Earnings/(loss) from continuing operations before income taxes	18,192	6,983	(6,983)	18,192

Provision for income taxes	18,765	—	—	18,765

Earnings/(loss) from continuing operations	(573)	6,983	(6,983)	(573)

Earnings from discontinued operations, net of income taxes	—	—	—	—

Net earnings/(loss)	$(573)	$6,983	$(6,983)	$(573)

Condensed Consolidating Statements of Operations

Three months ended March 31, 2011

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
	(Issuer)	(Guarantor)
Revenue	$66,079	$9,136	$(1,033)	$74,182

Operating costs and expenses
Operating costs, excluding depreciation and amortization	13,914	4,475	—	18,389
Selling, general and administrative expenses	21,776	1,429	(4)	23,201
Stock-based compensation	21,272	554	—	21,826
Depreciation and amortization	14,855	1,354	—	16,209

Total operating costs and expenses	71,817	7,812	(4)	79,625

Operating income	(5,738)	1,324	(1,029)	(5,443)

Other expense
Interest expense	(8,951)	(54)	—	(9,005)
Other expense, net	69	—	—	69
Equity in net earnings of subsidiaries	241		(241)	—

Total other expense, net	(8,641)	(54)	(241)	(8,936)

Loss/(earnings) from continuing operations before income taxes	(14,379)	1,270	(1,270)	(14,379)

Provision for income taxes	2,583	—	—	2,583

Loss/(earnings) from continuing operations	(16,962)	1,270	(1,270)	(16,962)

Earnings from discontinued operations, net of income taxes	301	—	—	301

Net (loss)/earnings	$(16,661)	$1,270	$(1,270)	$(16,661)

Condensed Consolidating Statements of Operations

Nine months ended March 31, 2011

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
	(Issuer)	(Guarantor)
Revenue	$187,244	$24,444	$(2,293)	$209,395
Operating costs and expenses
Operating costs, excluding depreciation and amortization	41,776	11,559	(4)	53,331
Selling, general and administrative expenses	63,220	4,212	(10)	67,422
Stock-based compensation	28,231	585	—	28,816
Depreciation and amortization	39,862	4,037	—	43,899

Total operating costs and expenses	173,089	20,393	(14)	193,468

Operating income	14,155	4,051	(2,279)	15,927

Other expense
Interest expense	(24,124)	(169)	—	(24,293)
Other expense, net	(109)	—	—	(109)
Equity in net earnings of subsidiaries	1,603		(1,603)	—

Total other expense, net	(22,630)	(169)	(1,603)	(24,402)

(Loss)/earnings from continuing operations	(8,475)	3,882	(3,882)	(8,475)

Provision for income taxes	7,477	—	—	7,477

Loss/(earnings) from continuing operations	(15,952)	3,882	(3,882)	(15,952)

Earnings from discontinued operations, net of income taxes	899	—	—	899

Net (loss)/earnings	$(15,053)	$3,882	$(3,882)	$(15,053)

Condensed Consolidating Statements of Cash Flows

Nine months ended March 31, 2012

	Zayo Group, LLC	Zayo Colocation, Inc.	Total
	(Issuer)	(Guarantor)
Net cash provided by continuing operating activities	$78,034	$12,358	$90,392

Cash flows from investing activities:
Purchases of property and equipment, net of stimulus grants	(97,365)	(5,393)	(102,758)
Acquisitions, net of cash acquired	(333,347)	—	(333,347)

Net cash used in investing activities	(430,712)	(5,393)	(436,105)

Cash flows from financing activities:
Equity contributions	1,350	—	1,350
Return of capital	(46)	—	(46)
Advance from CII	10,951	—	10,951
Principal repayments on capital lease obligations	(764)	(60)	(824)
Dividend received/(paid)	6,000	(6,000)	—
Proceeds from borrowings	335,550	—	335,550
Changes in restricted cash	(402)	—	(402)
Deferred financing costs	(9,027)	—	(9,027)

Net cash provided/(used) by financing activities	343,612	(6,060)	337,552

Net (decrease)/increase in cash and cash equivalents	(9,066)	905	(8,161)
Cash and cash equivalents, beginning of period	24,213	1,181	25,394

Cash and cash equivalents, end of period	$15,147	$2,086	$17,233

Condensed Consolidating Statements of Cash Flows

Nine months ended March 31, 2011

	Zayo Group, LLC	Zayo Colocation, Inc.	Total
	(Issuer)	(Guarantor)
Net cash provided by continuing operating activities	$48,560	$6,004	$54,564

Cash flows from investing activities:
Purchases of property and equipment, net of stimulus grants	(88,954)	1,302	(87,652)
Acquisitions, net of cash acquired	(183,666)	—	(183,666)

Net cash used in investing activities	(272,620)	1,302	(271,318)

Cash flows from financing activities:
Equity contributions	35,500	—	35,500
Advance from Communications Infrastructure Investments, LLC	17,616	—	17,616
Return of advances from Communications Infrastructure Investments, LLC	(13,026)	—	(13,026)
Principal repayments on capital lease obligations	(1,399)	—	(1,399)
Dividend received/(paid)	8,000	(8,000)	—
Proceeds from long-term debt	103,000	—	103,000
Changes in restricted cash	785	—	785
Deferred financing costs	(4,106)	—	(4,106)

Net cash provided by financing activities	146,370	(8,000)	138,370

Cash flows from discontinued operations:
Operating activities	2,787	—	2,787
Investing activities	(427)	—	(427)

Net cash provided by discontinued operations	2,360	—	2,360

Net decrease in cash and cash equivalents	(75,330)	(694)	(76,024)
Cash and cash equivalents, beginning of period	84,967	2,897	87,864
Increase in cash and cash equivalents of discontinued operations	208	—	208

Cash and cash equivalents, end of period	$9,845	$2,203	$12,048

(19) CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On June 30, 2011, the Company completed a rollup of certain legal subsidiaries into Zayo Group, LLC. The rollup included the merger of the following legal subsidiaries up and into Zayo Group, LLC: (i) Zayo Bandwidth, LLC; (ii) Zayo Fiber Solutions, LLC; (iii) Zayo Bandwidth Tennessee, LLC; and (iv) Adesta Communications, Inc. In connection with the rollup, the assets, liabilities and operating results of these legacy subsidiaries were consolidated with and into the Zayo Group, LLC entity. Prior to the rollup, Zayo Group, LLC did not have significant independent assets or operations. Subsequent to the rollup, Zayo Colocation , Inc. (and its subsidiaries), American Fiber Systems Holding Corp (and its subsidiary American Fiber Systems, Inc.), and Zayo Capital, Inc. remain the only wholly owned legal subsidiaries of the Company.

In March 2010, the Company co-issued, with its 100 percent owned finance subsidiary — Zayo Capital, Inc. (at an issue price of 98.779%) $250,000 of Senior Secured Notes. The notes bear interest at 10.25% annually and are due on March 15, 2017.

In September 2010, the Company completed an offering of an additional $100,000 in notes (at an issue price of 103%). These notes are part of the same series as the $250,000 Senior Secured Notes and also accrue interest at a rate of 10.25% and mature on March 15, 2017.

Both note issuances are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by all of the Company's current and future domestic restricted subsidiaries. Zayo Capital, Inc., the co-issuer of both Note issuances, does not have independent assets or operations.

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X Rule 3-10 "Financial statements of guarantors and affiliates whose securities collateralize an issue registered or being registered."

The operating activities of the separate legal entities included in the Company's consolidated financial statements are interdependent. The accompanying condensed consolidating financial information presents the results of operations, financial position and cash flows of each legal entity. Zayo Group, LLC and Zayo Colocation, Inc. provide services to each other during the normal course of business. These transactions are eliminated in the consolidated results of the Company. Zayo Colocation, Inc. was formed in September of 2009; as such, the financial information presented below is included for only the years ended June 30, 2011 and 2010.

Condensed Consolidating Balance Sheets

June 30, 2011

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
	(Issuer)	(Guarantor)
	(Restated)	(Restated)	(Restated)	(Restated)
Assets
Current assets:
Cash and cash equivalents	$24,213	$1,181	$—	$25,394
Trade receivables, net	11,856	2,127	—	13,983
Due from related-parties	2,182	—	(1,995)	187
Prepaid expenses	5,517	871	—	6,388
Deferred income taxes	3,343	—	—	3,343
Other assets, current	640	5	—	645

Total current assets	47,751	4,184	(1,995)	49,940

Property and equipment, net	486,847	31,666	—	518,513
Intangible assets, net	89,117	15,555	—	104,672
Goodwill	84,144	836	—	84,980
Debt issuance costs, net	11,446	—	—	11,446
Investment in US Carrier	15,075	—	—	15,075
Other assets, non-current	5,060	735	—	5,795
Investment in subsidiary	46,407	—	(46,407)	—

Total assets	$785,847	$52,976	$(48,402)	$790,421

Liabilities and member's equity:
Current liabilities
Accounts payable	$12,287	$701	$—	$12,988
Accrued liabilities	19,122	3,331	—	22,453
Accrued interest	10,627	—	—	10,627
Capital lease obligations, current	950	—	—	950
Due to related-parties	6,364	221	(1,995)	4,590
Deferred revenue, current	15,341	323	—	15,664

Total current liabilities	64,691	4,576	(1,995)	67,272

Capital lease obligations, non-current	10,224	—	—	10,224
Long-term debt	354,414	—	—	354,414
Deferred revenue, non-current	62,704	1,189	—	63,893
Stock-based compensation liability	44,263	804	—	45,067
Deferred tax liability	18,563	—	—	18,563
Other long term liabilities	2,724	—	—	2,724

Total liabilities	557,583	6,569	(1,995)	562,157

Member's equity:
Member's interest	255,573	36,267	(46,407)	245,433
(Accumulated deficit)/retained earnings	(27,309)	10,140	—	(17,169)

Total member's equity	228,264	46,407	(46,407)	228,264

Total liabilities and member's equity	$785,847	$52,976	$(48,402)	$790,421

Condensed Consolidating Balance Sheets

June 30, 2010

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
Assets:	(Restated)	(Restated)	(Restated)	(Restated)
Current assets
Cash and cash equivalents	$84,967	$2,897	$—	$87,864
Trade receivables, net	9,998	1,553	—	11,551
Due from related parties	1,426	138	(938)	626
Prepaid expenses	4,083	727	—	4,810
Deferred income taxes	4,060	—	—	4,060
Other current assets	332	2	—	334
Assets of discontinued operations, current	3,061	—	—	3,061

Total current assets	107,927	5,317	(938)	112,306

Property and equipment, net	264,791	33,098	—	297,889
Intangible assets, net	39,217	17,497	—	56,714
Goodwill	68,178	836	—	69,014
Debt issuance costs, net	9,560	—	—	9,560
Other assets	4,027	839	—	4,866
Investment in subsidiary	54,520	—	(54,520)	—
Assets of discontinued operations, non-current	8,143	—	—	8,143

Total assets	$556,363	$57,587	$(55,458)	$558,492

Liabilities and member's equity:
Current liabilities
Accounts payable	$9,442	$573	$—	$10,015
Accrued liabilities	16,284	868	—	17,152
Accrued interest	7,794	—	—	7,794
Capital lease obligations, current	1,673	—	—	1,673
Due to related parties	811	127	(938)	—
Deferred revenue, current portion	7,845	246	—	8,091
Liabilities of discontinued operations, current	1,740	—	—	1,740

Total current liabilities	45,589	1,814	(938)	46,465

Capital lease obligations, non-current	11,033	—	—	11,033
Long-term debt	247,080	—	—	247,080
Deferred revenue, non-current	21,391	1,214	—	22,605
Stock-based compensation liability	21,517	39	—	21,556
Deferred tax liability	1,733	—	—	1,733
Other long term liabilities	2,397	—	—	2,397
Liabilities of discontinued operations, non-current	1,568	—	—	1,568

Total liabilities	352,308	3,067	(938)	354,437

Member's equity:
Member's interest	221,374	50,275	(54,520)	217,129
(Accumulated deficit)/retained earnings	(17,319)	4,245	—	(13,074)

Total member's equity	204,055	54,520	(54,520)	204,055

Total liabilities and member's equity	$556,363	$57,587	$(55,458)	$558,492

Condensed Consolidating Statements of Operations

June 30, 2011

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
Revenue	$258,659	$33,899	$(5,323)	$287,235

Operating costs and expenses
Operating costs, excluding depreciation and amortization	57,047	16,199	(1,718)	71,528
Selling, general and administrative expenses	86,686	5,594	(2,434)	89,846
Stock-based compensation	23,717	593	—	24,310
Depreciation and amortization	55,071	5,392	—	60,463

Total operating costs and expenses	222,521	27,778	(4,152)	246,147

Operating income	36,138	6,121	(1,171)	41,088

Other income expense
Interest expense	(33,189)	(225)	—	(33,414)
Other expense	(126)	—	—	(126)

Total other expense, net	(33,315)	(225)	—	(33,540)

Earnings/(loss) from continuing operations before income taxes	2,823	5,896	(1,171)	7,548

Provision for income taxes	12,542	—	—	12,542

(Loss)/earnings from continuing operations	(9,719)	5,896	(1,171)	(4,994)

Earnings from discontinued operations, net of income taxes	899	—	—	899

Net (loss)/earnings	$(8,820)	$5,896	$(1,171)	$(4,095)

Condensed Consolidating Statements of Operations

June 30, 2010

	Zayo Group, LLC	Zayo Colocation, Inc.	Eliminations	Total
	(Restated)			(Restated)
Revenue	$183,085	$23,993	$(7,748)	$199,330

Operating costs and expenses
Operating costs, excluding depreciation and amortization	51,754	10,968	(34)	62,688
Selling, general and administrative expenses	64,266	4,065	(2,420)	65,911
Stock-based compensation	18,129	39	—	18,168
Depreciation and amortization	34,225	4,513	—	38,738

Total operating costs and expenses	168,374	19,585	(2,454)	185,505

Operating income	14,711	4,408	(5,294)	13,825

Other expense
Interest expense	(18,529)	(163)	—	(18,692)
Other income	1,526	—	—	1,526
Loss on extinguishment of debt	(5,881)	—	—	(5,881)

Total other expense, net	(22,884)	(163)	—	(23,047)

Earnings/(loss) from continuing operations before income taxes	(8,173)	4,245	(5,294)	(9,222)

Provision for income taxes	4,823	—	—	4,823

(Loss)/earnings from continuing operations	(12,996)	4,245	(5,294)	(14,045)

Earnings from discontinued operations, net of income taxes	5,425	—	—	5,425

Net (loss)/earnings	$(7,571)	$4,245	$(5,294)	$(8,620)

Condensed Consolidating Statements of Cash Flows

June 30, 2011

	Zayo Group, LLC	Zayo Colocation, Inc.	Total
Net cash provided by continuing operating activities	$83,860	$13,194	$97,054

Cash flows from investing activities:
Purchases of property and equipment	(110,981)	(1,543)	(112,524)
Proceeds from sale of equipment	28	—	28
Acquisitions, net of cash acquired	(183,666)	—	(183,666)

Net cash used in investing activities	(294,619)	(1,543)	(296,162)

Cash flows from financing activities:
Equity contributions	36,450	—	36,450
Dividend received/(paid)	13,320	(13,320)	—
Proceeds from borrowings	103,000	—	103,000
Principal repayments on capital lease obligations	(1,732)	—	(1,732)
Changes in restricted cash	578	—	578
Deferred financing costs	(4,106)	—	(4,106)

Net cash provided/(used) by financing activities	147,510	(13,320)	134,190

Cash flows from discontinued operations:
Operating activities	2,622	—	2,622
Investing activities	(382)	—	(382)

Net cash provided by discontinued operations	2,240	—	2,240

Net decrease in cash and cash equivalents	(61,009)	(1,669)	(62,678)
Cash and cash equivalents, beginning of year	84,967	2,897	87,864
(Increase)/ decrease in cash and cash equivalents of discontinued operations	(973)	1,181	208

Cash and cash equivalents, end of year	$22,985	$2,409	$25,394

Condensed Consolidating Statement of Cash Flows

June 30, 2010

	Zayo Group, LLC	Zayo Colocation, Inc.	Total
Net cash provided by continuing operating activities	$49,310	$8,890	$58,200

Cash flows from investing activities:
Purchases of property and equipment	(58,117)	(634)	(58,751)
Acquisitions, net of cash acquired	(45,576)	(50,995)	(96,571)

Net cash used in investing activities	(103,693)	(51,629)	(155,322)

Cash flows from financing activities:
Equity contributions	(11,195)	50,995	39,800
Dividend received/(paid)	5,359	(5,359)	—
Proceeds from borrowings	276,948	—	276,948
Principal repayments on debt obligations	(166,193)	—	(166,193)
Principal repayments on capital lease obligations	(2,192)	—	(2,192)
Change in restricted cash	(564)	—	(564)
Deferred financing costs	(12,353)	—	(12,353)

Net cash provided by financing activities	89,810	45,636	135,446

Cash flows from discontinued operations:
Operating activities	13,923	—	13,923
Investing activities	(1,809)	—	(1,809)

Net cash provided/(used) by discontinued operations	12,114	—	12,114

Net increase in cash and cash equivalents	47,541	2,897	50,438
Cash and cash equivalents, beginning of year	38,019	—	38,019
(Increase)/ decrease in cash and cash equivalents of discontinued operations	(593)	—	(593)

Cash and cash equivalents, end of year	$84,967	$2,897	$87,864